UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 11/30/2012

Item 1. Reports to Stockholders.

11	30	2012

SEMIANNUAL REPORT

Oppenheimer Rochester Short Term Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 11/30/12

	Class A Shares of the Fund		Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond 1-2 Year Index
	Without Sales Charge	With Sales Charge
6-Month	1.95%	–0.35%	4.18%	0.37%
1-Year	4.18	1.84	10.17	0.99
Since Inception (12/6/10)	3.85	2.66	8.53	1.21

The performance data quoted represents past performance, which does not guarantee future results. Fund returns for Class A shares include changes in share price, reinvestment of dividends and capital gains, and the current maximum initial sales charge of 2.25%. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month- end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Returns for periods of less than one year are cumulative and not annualized.

OppenheimerFunds/Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

2	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Fund Performance Discussion

The Fund’s Class A shares generated tax-free income consistent with its investment goals, producing a cumulative total return of 1.95% (without sales charge). The Fund outperformed the Barclays Capital Municipal Bond 1-2 Year Index, which had a 6-month total return of 0.37%, but underperformed the Barclays Capital Municipal Bond Index, which includes many long-term securities. We are particularly pleased that the Fund’s monthly dividend remained steady even as investors faced declining rates in the Treasury market.

MARKET OVERVIEW

Despite sluggish economic growth, the rally in the municipal market continued this reporting period. Investor demand remained strong, and net inflows were the norm as income-seeking investors redirected assets into municipal bond funds.

AAA-rated municipal securities remained “cheap to Treasuries” during this reporting period, a condition that exists when nominal, pre-tax muni yields exceed available

Treasury yields. As of November 30, 2012, the median yield on 30-year, AAA-rated muni bonds was 3.76%, down 34 basis points from May 31, 2012. The median yield on 1-year, AAA-rated muni bonds was 0.26%, down 1 basis point from the March 2012 date. The current market conditions allow muni investors to earn higher nominal yields and then benefit further from the federal tax exemption on municipal investment income.

YIELDS & DISTRIBUTIONS

Dividend Yield without sales charge	1.75%
Dividend Yield with sales charge	1.71
Standardized Yield	1.53
Taxable Equivalent Yield	2.35
Last distribution (11/27/2012)	$0.0055
Total distributions (6/1/12 to 11/30/12)	$0.0330

Endnotes for this discussion begin on page 9 of this report

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	3

The Rochester portfolio management team

The Federal Reserve (the “Fed”) also provided good news for current muni bondholders this reporting period as it repeatedly extended its timeframe for changing the Fed Funds target rate, the short-term interest rate it controls. At the outset of this reporting period, the rate stood at zero to 0.25% and the Fed’s expectation was that the rate would not change until at least mid-2013. In April 2012, the Federal Open Market Committee reiterated an earlier statement, once again explaining that the rate would likely remain very low until late 2014. This timeframe was then lengthened in September 2012 by another 6 months, at least. Given the current rates, the only plausible change would be an increase. We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace.

During this reporting period, refundings became quite common in the muni market. Increasingly, municipal issuers sought to reduce their debt service obligations by exercising the call feature on their higher coupon bonds and then borrowing at prevailing interest rates. The ability to replace the called bonds with bonds that offered equally attractive coupons became more challenging this reporting period, and many fund managers throughout the industry faced an uphill battle to maintain the net investment income of their funds.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits of municipal bond fund investing, they generally reinvest their dividends and

4	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

allow the income generated from their investments to compound over time.

The average distribution yield in Lipper’s Short Term Municipal Debt Funds category was 0.95% on November 30, 2012. At 1.75%, the distribution yield for this Fund’s Class A shares was 80 basis points more than the category average.

FUND PERFORMANCE

Oppenheimer Rochester Short Term Municipal Fund held more than 600 securities as of November 30, 2012. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The monthly dividend for the Fund’s Class A shares held steady this reporting period at 0.55 cents per share. The Rochester investment team believes its ability to maintain the dividend demonstrates the benefits of our yield-driven approach to municipal investing. Nonetheless, it is important for investors to realize that dividends throughout the muni bond fund universe will likely remain pressured if the current low-interest-rate environment persists over the long term.

The Fund’s Class A distribution yield—1.75% at net asset value, based on the 35-day accrual period ended November 27, 2012—was in the top 10% in Lipper’s Short Term Municipal Debt Funds category. The November distribution yield for this Fund’s

Class A shares was 80 basis points higher than the average distribution yield in this Lipper category, which was 0.95% on November 30, 2012.

General obligation debt backed by the full faith and taxing authority of state and local governments was the largest sector as of November 30, 2012, with 18.6% of the Fund’s total assets. The Fund’s holdings include variable-rate general obligation bonds issued by California, Illinois, Massachusetts, Michigan, New Jersey and the Commonwealth of Puerto Rico. Despite challenging economic conditions and tight budgets, elected municipal officials consistently safeguarded the debt service payments on their general obligation bonds.

The Fund’s holdings in municipal bonds issued by utilities represented 18.3% of total assets at the end of this reporting period. As of November 30, 2012, this set of holdings included water utilities, with 8.4% of the Fund’s total assets, sewer utilities with 6.4%, and electric utilities with 3.5%. Our holdings in this sector consist of securities in the mid-range of the credit spectrum.

The Fund had invested 8.3% of total assets in the municipal leases sector at the end of this reporting period. As state and local governments seek new ways to improve near-term cash flow, many have turned to leasing out assets. The bonds held by this Fund are backed by the proceeds of these lease arrangements.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	5

At the end of this reporting period, the Fund was invested in the government appropriations sector, representing 5.7% of the Fund’s total assets. These securities are backed by government-approved state funds that finance various municipal projects. These securities typically carry very favorable debt service reserves as well as the implicit pledge of the municipal issuers.

The Fund was invested in the hospital/healthcare sector, representing 5.4% of the Fund’s total assets as of November 30, 2012. Our holdings in this sector consist of securities across the credit spectrum. The biggest news related to this sector occurred on June 28, 2012, when the Supreme Court upheld the “individual mandate” of the Affordable Care Act of 2010. Immediately after the court’s ruling, some politicians suggested that Congress would revisit and perhaps seek to override the legislation; those voices were largely silenced after Election Day. We continue to believe that our disciplined, security-specific approach to credit research can uncover many potentially advantageous opportunities for the Fund in this sector.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit fixed-income investors through interest rate and economic cycles.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

Our approach to municipal bond investing is flexible and responsive to market conditions.

The Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 2 years or less for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase and the credit quality of the securities is based on a Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

Given this Fund’s focus on limiting share-price fluctuations, it does not hold inverse floating-rate securities (“inverse floaters”), which are typically held by funds seeking enhanced yields. Funds that invest in inverse floaters typically exhibit higher levels of volatility than funds that do not.

6	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Our team continually searches for undervalued bonds that we believe will provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

The Rochester team also prospects for yield-enhancing opportunities in the secondary market, often picking up odd lots that we believe can add significant incremental yield to our portfolios. We will also look for non-rated issues with solid credit qualities, which we believe can often help enhance a fund’s tax-free yield. Investors should note that non-rated or unrated securities may or may not be the equivalent of investment grade securities.

The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and Team Leader, on behalf of the rest of the Rochester portfolio management team: Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and research analyst Elizabeth S. Mossow.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	7

Top Holdings and Allocations

TOP TEN CATEGORIES
General Obligation	18.6%
Water Utilities	8.4
Municipal Leases	8.3
Sewer Utilities	6.4
Government Appropriation	5.7
Hospital/Healthcare	5.4
Diversified Financial Services	4.6
Education	4.4
Tax Increment Financing (TIF)	4.0
Electric Utilities	3.5

Portfolio holdings are subject to change. Percentages are as of November 30, 2012, and are based on total assets.

CREDIT ALLOCATION
	NRSRO- Rated	Manager- Rated	Total
AAA	3.6%	0.1%	3.7%
AA	44.2	0.1	44.3
A	35.0	3.6	38.6
BBB	11.7	0.8	12.5
BB or lower	0.4	0.5	0.9
Total	94.9%	5.1%	100.0%

The percentages above are based on the market value of the securities as of November 30, 2012, and are subject to change. OppenheimerFunds, Inc., determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, OppenheimerFunds, Inc. uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that OppenheimerFunds, Inc.’s credit analysis process is consistent or comparable with any other NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

8	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS
As of 11/30/12
	Without Sales Chg.	With Sales Chg.
Class A	1.75%	1.71%
Class C	0.83	—
Class Y	2.05	—

STANDARDIZED YIELDS		TAXABLE EQUIVALENT YIELDS
For the 30 Days Ended 11/30/12		As of 11/30/12
Class A	1.53%	Class A	2.35%
Class C	0.77	Class C	1.18
Class Y	1.82	Class Y	2.80

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 11/30/12

	Inception Date	6-Month	1-Year	Since Inception
Class A (ORSTX)	12/6/10	1.95%	4.18%	3.85%
Class C (ORSCX)	12/6/10	1.54	3.41	3.07
Class Y (ORSYX)	12/6/10	2.08	4.48	4.07

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 11/30/12
	Inception Date	6-Month	1-Year	Since Inception
Class A (ORSTX)	12/6/10	–0.35%	1.84%	2.66%
Class C (ORSCX)	12/6/10	0.54	2.41	3.07
Class Y (ORSYX)	12/6/10	2.08	4.48	4.07

The performance data quoted represents past performance, which does not guarantee future results. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. Returns do not consider capital gains or income taxes on an

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	9

individual’s investment. For performance data current to the most recent month end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The Barclays Capital Municipal Bond 1-2 Year Index is the 1- to 2-year component of the Barclays Capital Municipal Bond Index. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities comprising the indices.

Distribution yields for Class A shares are based on dividends of $0.0055 for the 35-day accrual period ended November 27, 2012. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on November 27, 2012; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0026 and $0.0065, respectively, for the 35-day accrual period ended November 27, 2012, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended November 30, 2012, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

Taxable equivalent yield is based on the standardized yield and the 2012 federal tax rate of 35.0%. A portion of the Fund’s distributions may be subject to tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

The average distribution yield in each Lipper category was calculated based on the distributions and the final NAVs of the reporting period for the funds in this category. The average yield in Lipper’s Short Term Municipal Debt Funds category is based on 89 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges—which, if included would reduce results.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund

10	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	11

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Actual	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During 6 Months Ended November 30, 2012
Class A	$1,000.00	$1,019.50	$4.21
Class C	1,000.00	1,015.40	8.22
Class Y	1,000.00	1,020.80	2.94

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.91	4.21
Class C	1,000.00	1,016.95	8.22
Class Y	1,000.00	1,022.16	2.94

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2012 are as follows:

Class	Expense Ratios
Class A	0.83%
Class C	1.62
Class Y	0.58

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	13

STATEMENT OF INVESTMENTS    November 30, 2012 / (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—97.4%
Alabama—5.6%
$ 240,000	Bessemer, AL GO Warrants	6.000%		02/01/2015	12/31/2012	A	$240,850
4,000,000	Bessemer, AL Government Utility Services Corp.[1]	0.300	[2]	12/01/2030	12/07/2012	A	4,000,000
870,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		02/01/2013	02/01/2013		873,602
1,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2018	01/01/2014	A	1,751,768
575,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250		01/01/2019	01/01/2014	A	585,620
490,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		02/15/2016	12/31/2012	A	490,074
165,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2021	01/01/2014	A	168,048
220,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500		01/01/2022	01/01/2014	A	224,063
165,000	Jefferson County, AL School Warrants[1]	5.500		02/15/2020	12/31/2012	A	165,013
1,130,000	Jefferson County, AL Sewer[1]	5.250		02/01/2014	02/01/2013	A	1,140,509
540,000	Jefferson County, AL Sewer[1]	5.250		02/01/2015	02/01/2013	A	545,238
2,080,000	Jefferson County, AL Sewer[1]	5.250		02/01/2016	02/01/2013	A	2,095,392
							12,280,177
Arizona—2.1%
100,000	AZ COP[1]	4.900		11/01/2016	12/31/2012	A	100,382
60,000	AZ GO COP[1]	4.800		11/01/2015	12/31/2012	A	60,226
65,000	Glendale, AZ Municipal Property Corp.	5.000		07/01/2017	07/01/2013	A	66,702
80,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500		05/01/2019	11/27/2017	B	98,175
4,000,000	Pima County, AZ IDA (PH Metro) DRIVERS[1]	0.310	[2]	09/01/2033	12/07/2012	A	4,000,000
125,000	Pinal County, AZ Community College District[1]	4.000		07/01/2017	01/01/2013	A	125,351
200,000	Yavapai County, AZ Unified School District No. 51 (Chino Valley Elementary)[1]	4.875		07/01/2013	01/01/2013	A	200,754
							4,651,590
Arkansas—0.0%
10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.500		12/01/2016	12/31/2012	A	10,034
California—22.9%
45,000	Alameda, CA Corridor Transportation Authority[1]	4.750		10/01/2019	12/31/2012	A	45,473

14	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Apple Valley, CA Improvement Bond Act 1915	6.900%	09/02/2015	03/02/2013	A	$26,001
20,000	Barstow, CA Redevel. Agency[1]	4.700	09/01/2022	09/01/2014	A	20,639
25,000	Belmont, CA Redevel. Agency (Los Costanos Communities Devel.)	5.300	08/01/2014	12/31/2012	A	25,062
100,000	Benicia, CA Water	4.150	11/01/2015	12/31/2012	A	102,306
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)[1]	4.500	09/01/2017	03/01/2013	A	50,307
100,000	CA Bay Area Government Association	4.500	07/01/2014	01/01/2013	A	101,341
125,000	CA County Tobacco Securitization Agency[1]	4.250	06/01/2021	07/23/2017	B	123,159
155,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	05/02/2017	B	155,003
215,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	04/14/2015	B	215,006
150,000	CA Dept. of Transportation COP[1]	5.250	03/01/2016	12/31/2012	A	150,626
1,075,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000	06/01/2021	06/01/2021		1,209,956
10,000	CA GO	4.500	02/01/2014	12/31/2012	A	10,035
20,000	CA GO	4.500	02/01/2015	12/31/2012	A	20,065
5,000	CA GO1	4.750	02/01/2016	12/31/2012	A	5,018
5,000	CA GO	4.750	02/01/2018	12/31/2012	A	5,018
35,000	CA GO1	4.800	08/01/2014	12/31/2012	A	35,132
70,000	CA GO1	5.250	06/01/2013	06/01/2013		71,756
10,000	CA GO1	5.250	06/01/2015	06/01/2013	A	10,249
25,000	CA GO1	5.250	10/01/2016	04/01/2013	A	25,413
5,000	CA GO1	5.500	04/01/2013	12/31/2012	A	5,022
5,000	CA GO1	5.500	05/01/2014	12/31/2012	A	5,022
25,000	CA GO1	5.500	06/01/2015	12/31/2012	A	25,109
20,000	CA GO1	5.750	11/01/2017	05/01/2013	A	20,450
25,000	CA GO1	5.800	06/01/2013	12/31/2012	A	25,116
10,000	CA GO1	6.000	08/01/2013	02/01/2013	A	10,099
150,000	CA HFA (Home Mtg.)[1]	4.200	08/01/2016	08/01/2016		156,323
50,000	CA Industry Public Facilities Authority	4.000	05/01/2013	12/31/2012	A	50,188
200,000	CA Industry Public Facilities Authority	4.000	05/01/2016	12/31/2012	A	201,272
10,000	CA M-S-R Public Power Agency (San Juan)[1]	6.125	07/01/2013	07/01/2013		10,282
25,000	CA Public Works	4.600	10/01/2013	12/31/2012	A	25,086
50,000	CA Public Works	4.750	10/01/2014	12/31/2012	A	50,170
30,000	CA Public Works[1]	5.500	06/01/2014	12/05/2013	B	31,286

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	15

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$7,225,000	CA Public Works[1]	6.500%	09/01/2017	10/19/2015	B	$8,153,196
40,000	CA Public Works (California Community Colleges)	4.600	12/01/2012	12/01/2012		40,005
60,000	CA Public Works (California Community Colleges)	4.625	12/01/2013	12/31/2012	A	60,206
25,000	CA Public Works (California Community Colleges)	4.750	10/01/2014	12/31/2012	A	25,085
15,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	12/31/2012	A	15,051
25,000	CA Public Works (California Community Colleges)	4.750	12/01/2015	12/31/2012	A	25,086
50,000	CA Public Works (California Community Colleges)[1]	4.875	12/01/2017	12/31/2012	A	50,149
75,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	12/31/2012	A	75,290
100,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	12/31/2012	A	100,387
250,000	CA Public Works (California State University)[1]	5.000	09/01/2015	12/31/2012	A	250,918
150,000	CA Public Works (California State University)[1]	5.250	10/01/2015	12/31/2012	A	150,581
50,000	CA Public Works (California State University)	5.500	09/01/2015	12/31/2012	A	50,204
25,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2015	06/01/2015		26,220
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	12/31/2012	A	25,102
5,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	12/31/2012	A	5,021
50,000	CA Public Works (Dept. of General Services)[1]	4.600	03/01/2017	12/31/2012	A	50,141
25,000	CA Public Works (Dept. of Justice Building)	4.600	05/01/2013	12/31/2012	A	25,087
35,000	CA Public Works (Dept. of Justice Building)	4.700	05/01/2014	12/31/2012	A	35,106
15,000	CA Public Works (Dept. of Veterans Affairs)	5.250	11/01/2013	12/31/2012	A	15,059
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	12/31/2012	A	100,408
100,000	CA Public Works (Mission Valley)	4.400	03/01/2015	12/31/2012	A	100,303
75,000	CA Public Works (State Universities)	5.500	12/01/2018	12/31/2012	A	75,306
10,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	12/31/2012	A	10,037
40,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	12/31/2012	A	40,168

16	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 550,000	CA Public Works (Various Community Colleges)	5.625%	03/01/2019	12/31/2012	A	$552,305
50,000	CA Public Works (Various State Universities)	5.250	12/01/2013	12/31/2012	A	50,197
30,000	CA Public Works (Various State Universities)[1]	5.375	12/01/2019	12/31/2012	A	30,119
200,000	CA Statewide CDA[1]	5.000	06/15/2013	06/15/2013		205,234
35,000	CA Statewide CDA Water & Wastewater	4.600	10/01/2015	12/31/2012	A	35,106
15,000	CA Statewide CDA Water & Wastewater[1]	4.900	10/01/2018	12/31/2012	A	15,051
300,000	CA Water Resource Devel. GO, Series F1	3.500	07/01/2015	12/31/2012	A	300,729
25,000	CA Water Resource Devel. GO, Series J	4.100	08/01/2014	12/31/2012	A	25,077
25,000	CA Water Resource Devel. GO, Series K1	4.750	11/01/2013	12/31/2012	A	25,093
20,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2016	12/31/2012	A	20,057
5,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2018	12/31/2012	A	5,015
50,000	CA Water Resource Devel. GO, Series L1	4.800	08/01/2013	12/31/2012	A	50,189
35,000	CA Water Resource Devel. GO, Series L1	4.800	08/01/2015	12/31/2012	A	35,130
25,000	CA Water Resource Devel. GO, Series M1	4.000	10/01/2018	12/31/2012	A	25,064
25,000	CA Water Resource Devel. GO, Series M1	4.900	10/01/2013	12/31/2012	A	25,096
30,000	CA Water Resource Devel. GO, Series N	5.500	06/01/2016	12/31/2012	A	30,129
35,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2015	12/31/2012	A	35,161
40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	12/31/2012	A	40,143
25,000	CA Water Resource Devel. GO, Series Q1	5.200	03/01/2013	12/31/2012	A	25,103
35,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.750	09/01/2015	12/31/2012	A	35,367
15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)[1]	4.900	09/01/2018	12/31/2012	A	15,273
100,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1	4.250	08/01/2014	12/19/2012	A	100,312
40,000	Central, CA Unified School District	4.600	08/01/2013	12/31/2012	A	40,127
405,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	453,037
175,000	Chico, CA Public Financing Authority	4.700	04/01/2015	12/31/2012	A	175,508
55,000	Chico, CA Public Financing Authority[1]	4.875	04/01/2017	12/31/2012	A	55,104
100,000	Clovis, CA Unified School District COP (School Site Acquisition)	5.250	11/01/2013	12/31/2012	A	100,404
105,000	Colton, CA Public Financing Authority (Electric Generation Facility)[1]	4.500	04/01/2017	12/20/2012	A	105,251
100,000	Colton, CA Public Financing Authority (Electric Generation Facility)[1]	4.500	04/01/2018	12/20/2012	A	100,239

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	17

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 50,000	Colton, CA Public Financing Authority (Electric Generation Facility)[1]	4.750%		04/01/2019	12/20/2012	A	$50,127
250,000	Compton, CA Unified School District	3.000	[3]	06/01/2016	06/01/2016		229,513
150,000	Compton, CA Unified School District	3.001	[3]	06/01/2013	06/01/2013		148,755
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Parking Structure)	4.750		03/01/2014	12/31/2012	A	25,090
10,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)[1]	5.250		08/01/2013	08/01/2013		10,242
50,000	Culver City, CA Redevel. Agency Tax Allocation[1]	4.750		11/01/2014	12/31/2012	A	50,097
130,000	Dry Creek, CA Joint School District Community Facilities District No. 1[1]	5.200		09/01/2014	03/01/2013	A	131,538
25,000	Duarte, CA COP (Hope National Medical Center)	5.000		04/01/2013	12/14/2012	A	25,047
200,000	Duarte, CA Redevel. Agency Tax Allocation[1]	4.000		10/01/2016	10/01/2013	A	207,512
50,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.900		07/01/2015	01/01/2013	A	50,044
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	4.600		09/01/2013	12/31/2012	A	25,052
125,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500		10/01/2017	04/01/2013	A	126,188
300,000	Fresno, CA GO	4.600		08/15/2016	12/31/2012	A	301,041
30,000	Fresno, CA Joint Powers Financing Authority	4.300		08/01/2013	12/31/2012	A	30,054
90,000	Fresno, CA Joint Powers Financing Authority[1]	4.750		04/01/2023	04/01/2018	A	97,839
20,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	5.000		09/01/2013	12/31/2012	A	20,078
150,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)	4.250		10/01/2013	12/31/2012	A	150,434
365,000	Fresno, CA Joint Powers Financing Authority (Street Light Acquisition)[1]	4.500		10/01/2015	12/31/2012	A	365,982
10,000	Glendale, CA Electric Works[1]	4.500		02/01/2018	02/01/2013	A	10,069
2,750,000	Hesperia, CA Unified School District COP (Interim School Facility Funding)[1]	1.500	[2]	02/01/2028	12/07/2012	A	2,750,000
580,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000		10/15/2019	10/15/2019		679,203
610,000	Imperial, CA PFA (Wastewater Facility)[1]	5.000		10/15/2020	10/15/2020		721,105
845,000	Imperial, CA PFA (Water Facility)[1]	5.000		10/15/2019	10/15/2019		989,529
885,000	Imperial, CA PFA (Water Facility)[1]	5.000		10/15/2020	10/15/2020		1,046,194
125,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500		04/01/2014	04/01/2014		133,443

18	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250%	12/01/2016	12/01/2014	A	$192,173
1,000,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	A	1,037,680
105,000	Lincoln, CA Public Financing Authority[1]	4.250	08/01/2017	12/31/2012	A	105,179
1,500,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2015	11/15/2015		1,650,375
10,000	Los Angeles, CA Community Redevel. Agency (Police Emergency Command Control Communication System)	4.900	09/01/2013	12/31/2012	A	10,034
50,000	Los Angeles, CA Municipal Improvement Corp.	4.600	09/01/2013	12/31/2012	A	50,175
20,000	Los Angeles, CA Parking System[1]	4.750	05/01/2015	05/01/2013	A	20,370
50,000	Los Angeles, CA Parking System[1]	5.125	05/01/2016	05/01/2013	A	50,846
45,000	Los Angeles, CA Schools Regionalized Busines Service Corp.[1]	5.150	07/01/2013	01/01/2013	A	45,176
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	12/31/2012	A	25,080
20,000	Madera County, CA COP (Valley Children’s Hospital)[1]	4.750	03/15/2018	12/31/2012	A	20,043
25,000	Merced, CA Redevel. Agency Tax Allocation	4.750	12/01/2015	12/31/2012	A	25,048
25,000	Modesto, CA Irrigation District Financing Authority	5.000	09/01/2016	12/31/2012	A	25,098
70,000	Montebello, CA COP[1]	5.300	11/01/2018	12/31/2012	A	70,225
330,000	Moorpark, CA Redevel. Agency Tax Allocation[1]	4.875	10/01/2018	12/31/2012	A	330,479
50,000	Oakland, CA Unified School District	4.250	08/01/2014	12/31/2012	A	50,108
25,000	Oakland, CA Unified School District[1]	5.250	08/01/2019	12/31/2012	A	25,095
275,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2013	A	279,994
50,000	Orinda, CA Union School District[1]	4.700	10/15/2019	12/31/2012	A	50,178
40,000	Palmdale, CA COP (Courthouse & City Hall)	4.600	09/01/2013	12/31/2012	A	40,120
50,000	Palmdale, CA Water District COP[1]	4.125	10/01/2018	10/01/2014	A	51,444
1,500,000	Pasadena, CA COP (Old Pasadena Parking Facility)	6.250	01/01/2018	09/05/2015	B	1,696,500
15,000	Pasadena, CA Electric[1]	4.750	06/01/2022	12/31/2012	A	15,041
40,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.000	09/01/2013	09/01/2013		41,271
300,000	Rancho Mirage, CA Redevel. Agency Tax Allocation[1]	4.125	04/01/2017	04/01/2013	A	301,563
45,000	Redlands, CA Redevel. Agency	4.600	08/01/2013	12/31/2012	A	45,099
155,000	Rialto, CA Unified School District	3.875	09/01/2015	12/31/2012	A	155,264

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	19

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 95,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	4.800%	09/01/2013	12/31/2012	A	$95,299
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocations	5.500	09/01/2016	12/31/2012	A	50,129
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		699,256
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		737,146
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		766,703
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		127,006
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		132,257
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		137,900
1,000,000	Riverside County, CA Palm Desert Financing Authority[1]	6.000	05/01/2022	05/01/2018	A	1,177,560
460,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/01/2021		529,695
100,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.600	08/01/2013	12/31/2012	A	100,368
75,000	Riverside County, CA Redevel. Agency (Casa Blanca Redevel.)	4.700	08/01/2014	12/31/2012	A	75,267
475,000	Riverside, CA COP[1]	5.000	09/01/2018	09/01/2013	A	491,730
150,000	Riverside, CA Redevel. Agency (University Corridor)[1]	4.600	08/01/2013	12/31/2012	A	150,552
100,000	Rocklin, CA Stanford Ranch Community Facilities District[1]	4.600	11/01/2018	05/01/2013	A	101,363
20,000	Rohnert Park, CA COP	4.600	07/01/2014	01/01/2013	A	20,056
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2016	02/15/2016		291,988
10,000	Sacramento County, CA Board of Education COP[1]	4.750	03/01/2016	12/31/2012	A	10,027
50,000	Sacramento County, CA Board of Education COP[1]	4.875	03/01/2019	12/31/2012	A	50,124
15,000	Sacramento County, CA COP	5.000	02/01/2013	12/31/2012	A	15,039
100,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	4.750	05/01/2023	12/31/2012	A	100,109
80,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000	05/01/2013	12/31/2012	A	80,059

20	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 135,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000%	05/01/2014	12/31/2012	A	$135,100
50,000	Sacramento, CA Regional Transportation District (Farebox)	4.000	03/01/2015	12/14/2012	A	50,075
50,000	Sacramento, CA Unified School District COP	4.600	03/01/2015	12/31/2012	A	50,144
50,000	Sacramento, CA Unified School District COP[1]	4.750	03/01/2018	12/31/2012	A	50,131
205,000	Saddleback Valley, CA Unified School District[1]	5.650	09/01/2017	12/31/2012	A	205,863
150,000	San Bernardino County, CA COP (Justice Center/Airport Improvements)[1]	4.000	07/01/2013	07/01/2013		151,985
100,000	San Bernardino County, CA Flood Control District	4.000	08/01/2016	12/31/2012	A	100,268
50,000	San Bernardino County, CA Flood Control District[1]	4.500	08/01/2019	12/31/2012	A	50,137
150,000	San Bernardino County, CA Flood Control District	5.000	08/01/2013	12/31/2012	A	150,570
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		247,718
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2015	10/01/2015		165,146
5,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2016	10/01/2016		5,634
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		172,367
35,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		40,219
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		28,843
30,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600	01/01/2015	01/14/2014	B	29,524
65,000	San Francisco, CA City & County Redevel. Financing Authority[1]	4.750	08/01/2018	12/31/2012	A	65,130
305,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	4.500	08/01/2015	08/01/2015		322,934
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.250	09/01/2014	12/31/2012	A	50,151
100,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.600	09/01/2018	12/31/2012	A	100,347
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)[1]	4.700	09/01/2019	12/31/2012	A	50,178
20,000	San Francisco, CA City & County, COP (Juvenile Hall Replacement)[1]	4.000	03/01/2017	12/31/2012	A	20,058

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	21

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 50,000	San Francisco, CA Community College District[1]	5.000%		06/15/2014	12/31/2012	A	$51,202
15,000	San Mateo County, CA Joint Powers Financing Authority[1]	4.625		07/15/2019	12/31/2012	A	15,041
50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	5.000		09/01/2015	09/01/2013	A	51,026
50,000	Santa Barbara, CA Redevel. Agency (Central City)	4.600		03/01/2014	12/31/2012	A	50,149
30,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	4.700		03/01/2015	12/31/2012	A	30,087
325,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250		06/01/2019	06/01/2013	A	332,088
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000		11/15/2019	11/15/2019		343,644
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000		11/15/2020	11/15/2020		694,244
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000		11/15/2021	11/15/2021		417,958
50,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.375		09/01/2016	12/31/2012	A	50,080
50,000	Santa Fe Springs, CA Community Devel. Commission[1]	4.500		09/01/2017	12/31/2012	A	50,077
50,000	Sante Fe Springs, CA Community Devel. Commission	4.300		09/01/2015	12/31/2012	A	50,085
130,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600		09/01/2018	12/31/2012	A	130,192
50,000	Sante Fe Springs, CA Community Devel. Commission[1]	4.600		09/01/2019	12/31/2012	A	50,072
105,000	Saugus, CA Union School District	4.000		09/01/2016	03/01/2013	A	108,547
15,000	Selma, CA Unified School District	4.700		06/01/2015	12/31/2012	A	15,054
4,400,000	Semitropic, CA Improvement District DRIVERS[1]	0.240	[2]	06/01/2017	12/07/2012	A	4,400,000
30,000	Signal Hill, CA Redevel. Agency	4.000		10/01/2014	12/31/2012	A	30,070
60,000	Signal Hill, CA Redevel. Agency[1]	4.300		10/01/2017	12/31/2012	A	60,081
200,000	Sonoma County, CA COP[1]	3.900		11/15/2015	12/31/2012	A	200,438
310,000	Stockton, CA COP (Wastewater System)[1]	4.000		09/01/2019	09/01/2013	A	317,979
530,000	Stockton, CA COP (Wastewater System)[1]	5.125		09/01/2016	12/31/2012	A	530,832
25,000	Stockton, CA Public Financing Authority (Parking)[1]	4.500		09/01/2016	09/01/2016		24,693
75,000	Stockton, CA Unified School District[1]	3.500		01/01/2014	01/01/2013	A	75,214
65,000	Temecula, CA Redevel. Agency	4.900		08/01/2016	12/31/2012	A	65,136
100,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	4.875		09/01/2017	12/31/2012	A	100,224

22	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 675,000	Val Verde, CA Unified School District[1]	5.000%		01/01/2018	01/01/2015	A	$703,897
500,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	4.750		09/01/2015	12/31/2012	A	501,455
750,000	Vernon, CA Electric System[1]	5.125		08/01/2021	08/01/2019	A	855,878
75,000	Walnut Creek, CA Public Facilities Financing Authority (Boundary Oak Municipal Golf Course)	5.200		08/15/2013	12/31/2012	A	75,228
25,000	Walnut, CA Improvement Agency[1]	4.750		09/01/2018	12/31/2012	A	25,033
25,000	Walnut, CA Public Financing Authority	5.375		09/01/2013	12/31/2012	A	25,104
450,000	West Contra Costa, CA Unified School District[1]	5.000		02/01/2013	02/01/2013		452,610
415,000	West Sacramento, CA Redevel. Agency[1]	4.750		09/01/2013	03/01/2013	A	417,814
70,000	West Sacramento, CA Redevel. Agency[1]	4.750		09/01/2019	03/01/2013	A	70,334
250,000	Westlands, CA Water District[1]	5.000		09/01/2021	09/01/2021		310,120
250,000	Westlands, CA Water District[1]	5.000		09/01/2022	09/01/2022		310,935
190,000	Westside, CA Elementary School District	3.850		08/01/2015	12/31/2012	A	190,348
							50,386,684
Colorado—0.2%
30,000	Aurora, CO COP	4.375		04/01/2013	12/31/2012	A	30,102
125,000	Foothills, CO Park & Recreation District Building Authority COP	5.000		12/01/2017	12/31/2012	A	125,481
105,000	Larimer County, CO School District No. R-001 Poudre[1]	7.000		12/15/2016	04/07/2015	B	121,871
200,000	Montrose County, CO Memorial Hospital[1]	5.250		12/01/2017	12/31/2012	A	200,520
5,000	Weld County, CO School District RE002[1]	5.000		12/01/2021	12/31/2012	A	5,019
							482,993
Connecticut—0.7%
60,000	CT H&EFA (DKH)[1]	5.375		07/01/2016	01/01/2013	A	60,218
200,000	Prospect, CT GO1	4.625		07/15/2015	12/31/2012	A	200,612
1,000,000	Stamford, CT GO1	5.500		07/15/2014	12/31/2012	A	1,005,390
305,000	University of Connecticut[1]	5.250		11/15/2021	12/31/2012	A	310,005
25,000	Winchester, CT GO1	4.500		06/01/2019	12/31/2012	A	25,318
							1,601,543
District of Columbia—0.3%
560,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	12/31/2012	A	573,994
120,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	2.600	[3]	10/01/2015	10/01/2015		113,797
							687,791

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	23

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida—6.8%
$ 270,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500%		10/01/2022	02/12/2019	B	$272,017
50,000	Boca Raton, FL Community Redevel. Agency (Mizner Park)	4.600		03/01/2013	12/31/2012	A	50,160
100,000	Brevard County, FL Industrial Devel. Revenue (Tuff Florida Tech)[1]	6.000		11/01/2019	11/01/2019		110,961
250,000	Brevard County, FL Local Optional Fuel Tax[1]	5.000		08/01/2017	08/01/2015	A	266,623
180,000	Dade County, FL GO (Seaport)[1]	5.750		10/01/2015	12/31/2012	A	180,817
50,000	Englewood, FL Water District[1]	4.750		10/01/2013	12/31/2012	A	50,183
100,000	Escambia County, FL Utilities Authority[1]	6.250		01/01/2015	08/27/2014	B	105,668
5,000,000	FL Citizens Property Insurance Corp.[1]	1.410	[2]	06/01/2015	06/01/2015		5,037,350
1,000,000	FL Citizens Property Insurance Corp.[1]	5.000		06/01/2020	06/01/2020		1,186,450
10,000	FL Dept. of General Services[1]	4.500		09/01/2019	12/31/2012	A	10,035
300,000	FL HEFFA (University of Tampa)[1]	4.000		04/01/2014	04/01/2014		310,704
20,000	FL Mid-Bay Bridge Authority[1]	5.950		10/01/2022	04/01/2013	A	20,052
30,000	FL Municipal Loan Council	5.250		11/01/2013	12/31/2012	A	30,110
20,000	FL Municipal Loan Council	5.250		11/01/2014	12/31/2012	A	20,070
150,000	FL Municipal Loan Council[1]	5.250		12/01/2015	12/01/2013	A	156,587
50,000	FL Municipal Loan Council[1]	5.250		12/01/2016	12/01/2013	A	52,108
225,000	FL Municipal Power Agency[1]	2.322	[2]	10/01/2013	10/01/2013		226,483
25,000	FL Water Pollution Control[1]	4.875		01/15/2017	12/31/2012	A	25,093
50,000	FL Water Pollution Control	5.500		01/15/2015	12/31/2012	A	50,219
5,000	Fort Pierce, FL Utilities Authority	5.375		10/01/2015	12/31/2012	A	5,021
150,000	Indian River County, FL (Spring Training Facility)[1]	5.250		04/01/2015	12/31/2012	A	150,608
200,000	Indian River County, FL Revenue (Spring Training Facility)[1]	5.250		04/01/2017	12/31/2012	A	200,810
300,000	Jacksonville, FL Capital Improvement (Crossover)[1]	5.250		10/01/2015	12/31/2012	A	301,236
75,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250		10/01/2017	12/31/2012	A	75,287
35,000	Jacksonville, FL Excise Taxes	4.500		10/01/2015	12/17/2012	A	35,071
10,000	Jupiter, FL Sales Tax[1]	4.750		09/01/2016	12/31/2012	A	10,036
350,000	Miami, FL (Homeland Defense/Neighborhood)[1]	4.800		01/01/2020	01/01/2013	A	350,602
165,000	Miami, FL GO1	5.375		09/01/2013	12/31/2012	A	165,642
40,000	Miami, FL GO	5.375		09/01/2014	12/31/2012	A	40,127
45,000	Miami, FL GO1	5.375		09/01/2015	12/31/2012	A	45,130
50,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.400		10/01/2014	12/31/2012	A	50,189

24	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida Continued
$ 305,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.500%		10/01/2016	12/31/2012	A	$306,205
95,000	Miami-Dade County, FL Expressway Authority Toll System	4.125		07/01/2015	01/01/2013	A	96,234
130,000	Miami-Dade County, FL Solid Waste[1]	4.750		10/01/2018	12/31/2012	A	130,468
50,000	Miami-Dade County, FL Solid Waste[1]	5.000		10/01/2014	12/31/2012	A	50,193
50,000	Miami-Dade County, FL Solid Waste	5.000		10/01/2018	12/31/2012	A	50,189
100,000	Miami-Dade County, FL Solid Waste[1]	5.500		10/01/2015	12/31/2012	A	100,426
70,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750		04/01/2018	12/31/2012	A	70,250
50,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750		04/01/2020	12/31/2012	A	50,177
2,350,000	Miami-Dade County, FL Special Obligation, Series A1	2.852	[2]	04/01/2014	01/01/2013	A	2,349,695
25,000	Osceola County, FL Gas Tax[1]	4.800		04/01/2013	12/31/2012	A	25,088
365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125		09/15/2021	06/29/2019	B	406,526
50,000	Polk County, FL School Board	4.600		01/01/2013	01/01/2013		50,159
80,000	Punta Gorda, FL Utilities[1]	5.250		01/01/2013	01/01/2013		80,334
50,000	Sebring, FL Water & Wastewater[1]	5.250		01/01/2019	01/01/2013	A	50,212
100,000	St. Petersburg, FL Health Facilities Authority (All Children’s Hospital)[1]	5.500		11/15/2017	12/31/2012	A	100,433
250,000	Sunrise, FL Special Tax District No. 1[1]	4.800		10/01/2017	12/31/2012	A	250,885
60,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000		12/01/2015	12/24/2012	A	60,285
1,000,000	Village Center, FL Community Devel. District[1]	5.250		10/01/2023	10/01/2013	A	1,028,940
							14,848,148
Georgia—1.9%
5,000	Atlanta, GA HDC (Bedford Pines)[1]	7.000		11/15/2021	12/31/2012	A	5,017
50,000	Bulloch County, GA Devel. Authority Student Hsg. (Georgia Southern University)[1]	5.000		08/01/2017	12/31/2012	A	50,178
65,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500		03/01/2016	03/01/2013	A	65,829
1,775,000	GA Main Street Natural Gas[1]	5.000		03/15/2016	03/15/2016		1,960,168
50,000	GA Main Street Natural Gas	5.125		09/15/2015	09/15/2015		55,040
575,000	GA Private Colleges & University Authority (Mercer University)[1]	5.000		10/01/2020	10/01/2020		675,004
1,340,000	GA Private Colleges & University Authority (Spelman College)[1]	5.250		06/01/2021	06/01/2013	A	1,369,614
							4,180,850

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	25

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Hawaii—0.0%
$ 15,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)[1]	5.350%		07/01/2018	01/01/2013	A	$15,037
Idaho—0.0%
25,000	Mountain Home, ID Golf Course	5.000		01/01/2015	01/01/2013	A	25,072
Illinois—7.4%
105,000	Blue Island, IL GO1	4.900		12/15/2014	12/31/2012	A	105,404
500,000	Chicago, IL Board of Education[1]	5.000		12/01/2015	12/31/2012	A	501,930
100,000	Chicago, IL Board of Education[1]	5.250		12/01/2018	12/31/2012	A	100,407
115,000	Chicago, IL Board of Education[1]	5.250		12/01/2020	12/31/2012	A	115,401
2,000,000	Chicago, IL Board of Education (School Reform)	3.720	[3]	12/01/2021	12/01/2021		1,538,820
50,000	Chicago, IL Board of Education (School Reform)	4.750		12/01/2016	12/31/2012	A	50,155
50,000	Chicago, IL Building Acquisition COP	5.400		01/01/2019	01/01/2013	A	50,210
100,000	Chicago, IL GO	5.125		01/01/2015	01/01/2014	A	105,200
300,000	Chicago, IL GO1	5.125		01/01/2015	01/01/2015		319,425
350,000	Chicago, IL Midway Airport, Series B1	5.000		01/01/2022	01/01/2013	A	351,264
75,000	Chicago, IL Midway Airport, Series B1	5.375		01/01/2014	01/01/2013	A	75,294
140,000	Chicago, IL Midway Airport, Series B1	5.375		01/01/2016	01/01/2013	A	140,549
175,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000		12/01/2018	12/31/2012	A	176,633
275,000	Cook County, IL GO1	5.250		11/15/2015	12/28/2012	A	276,084
50,000	Cook County, IL GO1	5.250		11/15/2016	11/15/2013	A	52,308
200,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250		12/01/2022	12/01/2021	A	202,620
5,000	Geneva, IL Electric[1]	4.800		05/01/2019	12/31/2012	A	5,017
325,000	IL Civic Center	5.000		12/15/2015	12/31/2012	A	326,268
505,000	IL Civic Center[1]	6.250		12/15/2020	12/15/2020		577,836
25,000	IL COP[1]	6.375		07/01/2017	01/01/2013	A	25,053
300,000	IL Devel. Finance Authority (Northern Illinois University)[1]	4.875		09/01/2016	12/31/2012	A	301,041
45,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000		10/01/2018	12/31/2012	A	45,099
350,000	IL Finance Authority (LH&S/LH&SFTA/LHFTA Obligated Group)	3.000		05/15/2014	05/15/2014		353,140
1,300,000	IL GO1	2.000	[2]	10/01/2033	12/07/2012	A	1,300,000
60,000	IL GO1	5.250		10/01/2015	10/01/2013	A	62,264
50,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250		08/01/2017	12/31/2012	A	50,126
45,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	3.625		08/01/2016	08/01/2016		47,259
15,000	IL Sales Tax	4.500		06/15/2014	12/31/2012	A	15,047

26	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois Continued
$ 15,000	IL Sales Tax[1]	5.375%		06/15/2015	12/31/2012	A	$15,062
15,000	IL Sales Tax	5.500		06/15/2013	12/31/2012	A	15,065
75,000	IL Sales Tax[1]	5.500		06/15/2014	12/31/2012	A	75,319
1,000,000	IL Unemployment Insurance Fund[1]	1.500		06/15/2021	10/17/2013	B	1,005,290
4,995,000	Illinois Finance Authority (ARHLCHC/TCMF Obligated Group) PUTTERS[1]	0.250	[2]	02/15/2016	12/07/2012	A	4,995,000
1,000,000	Lemont, IL GO1	4.850		12/01/2016	12/31/2012	A	1,003,800
40,000	McHenry County, IL Conservation District[1]	5.000		02/01/2014	12/31/2012	A	40,157
100,000	River Trails Park, IL GO	4.732	[3]	03/01/2016	03/01/2013	A	86,114
225,000	Riverdale, IL GO1	4.500		01/01/2017	01/01/2013	A	225,491
605,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	3.000		01/01/2016	01/01/2016		601,902
300,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100		01/01/2020	01/01/2020		326,253
350,000	Southwestern, IL Devel. Authority (Granite City)	5.250		03/01/2023	03/01/2019	A	361,638
175,000	University of Illinois (South Farms)[1]	5.250		09/01/2020	03/01/2013	A	177,076
							16,198,021
Indiana—0.8%
200,000	Clarksville, IN Redevel. Authority	4.550		08/01/2013	12/31/2012	A	200,700
40,000	Delaware County, IN Redevel. District	6.875		02/01/2018	12/31/2012	A	40,114
50,000	Elkhart County, IN Hospital Authority (Elkhart General Hospital)[1]	5.250		08/15/2020	12/31/2012	A	50,108
1,000,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	02/01/2018	A	1,089,470
250,000	Hammond, IN Multi-School Building Corp.[1]	5.000		01/15/2021	07/15/2013	A	257,448
20,000	IN Bond Bank (Conservancy District)[1]	5.125		10/01/2022	12/31/2012	A	20,078
5,000	St. Joseph County, IN Hospital Authority (Memorial Health System)	4.900		08/15/2014	12/31/2012	A	5,018
							1,662,936
Iowa—0.0%
20,000	IA HFA (Multifamily Hsg.)[1]	6.000		04/01/2021	04/01/2013	A	20,216
Kentucky—0.9%
245,000	KY Hsg. Corp., Series A1	4.450		07/01/2016	07/01/2013	A	249,765
250,000	KY Hsg. Corp., Series F1	4.200		01/01/2015	07/01/2013	A	254,870
1,295,000	Lexington-Fayette, KY Urban County Government	5.000		07/01/2014	01/01/2013	A	1,306,500
35,000	Louisville & Jefferson County, KY Regional Airport Authority[1]	4.000		07/01/2014	07/01/2013	A	35,711

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	27

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Kentucky Continued
$ 10,000	Owensboro, KY Water	4.600%		09/15/2013	12/31/2012	A	$10,033
20,000	Owensboro, KY Water	4.750		09/15/2015	12/31/2012	A	20,072
							1,876,951
Louisiana—0.3%
5,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.125		10/01/2018	12/31/2012	A	5,013
10,000	New Orleans, LA (Drain System)[1]	5.000		12/01/2018	12/31/2012	A	10,027
200,000	New Orleans, LA Sewage Service	5.375		06/01/2015	12/31/2012	A	200,550
400,000	New Orleans, LA Sewage Service[1]	5.500		06/01/2017	12/31/2012	A	401,204
45,000	Port New Orleans, LA Board Commerce (CG Railway)	5.250		08/15/2013	12/31/2012	A	45,174
							661,968
Maine—0.0%
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	4.800		07/01/2014	01/01/2013	A	5,016
15,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)[1]	5.600		07/01/2014	01/01/2013	A	15,064
							20,080
Maryland—0.6%
1,285,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	4.400		07/01/2021	07/01/2013	A	1,302,630
40,000	MD H&HEFA (Memorial Hospital at Easton)[1]	4.700		07/01/2019	01/01/2013	A	40,103
							1,342,733
Massachusetts—3.2%
10,000	Clinton, MA GO	4.750		03/15/2016	12/31/2012	A	10,037
10,000	Clinton, MA GO	4.750		03/15/2017	12/31/2012	A	10,037
120,000	Fall River, MA GO1	5.250		02/01/2016	02/01/2013	A	122,162
1,555,000	MA Bay Transportation Authority	6.200		03/01/2016	05/07/2014	B	1,682,075
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		282,700
1,000,000	MA GO1	0.560	[2]	02/01/2015	02/01/2013	A	999,900
2,000,000	MA GO1	0.610	[2]	09/01/2015	09/01/2013	A	2,000,120
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000		07/01/2014	01/01/2013	A	100,336
1,600,000	MA Special Obligation[1]	4.054	[2]	01/01/2018	01/01/2018		1,657,104
100,000	MA Special Obligation (Consolidated Loan)[1]	3.317	[2]	06/01/2017	06/01/2017		106,284
20,000	MA Water Pollution Abatement Trust	4.750		02/01/2019	12/31/2012	A	20,072

28	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Massachusetts Continued
$ 35,000	MA Water Pollution Abatement Trust[1]	4.750%		02/01/2021	12/31/2012	A	$35,112
25,000	MA Water Pollution Abatement Trust[1]	5.250		02/01/2016	12/31/2012	A	25,105
							7,051,044
Michigan—6.9%
25,000	Canton Charter Township, MI Downtown Devel.[1]	4.600		06/01/2013	06/01/2013		25,558
3,950,000	Detroit, MI City School District[1]	0.410	[2]	05/01/2030	12/07/2012	A	3,950,000
345,000	Detroit, MI Downtown Devel. Authority	4.828	[3]	07/01/2016	07/01/2016		296,600
555,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	01/01/2013	A	555,250
85,000	Detroit, MI GO	5.000		04/01/2014	04/01/2014		87,568
100,000	Detroit, MI GO	5.000		04/01/2015	04/01/2015		104,891
100,000	Detroit, MI GO	5.000		04/01/2017	12/31/2012	A	100,126
200,000	Detroit, MI GO	5.250		04/01/2013	12/31/2012	A	200,470
50,000	Detroit, MI GO	5.375		04/01/2014	04/01/2014		49,723
65,000	Detroit, MI Sewer Disposal System[1]	5.000		07/01/2017	07/01/2013	A	66,191
2,170,000	Detroit, MI Water Supply System[1]	4.614	[2]	07/01/2014	01/01/2013	A	2,196,648
1,905,000	Detroit, MI Water Supply System[1]	4.614	[2]	07/01/2014	07/01/2014		1,928,393
100,000	Detroit, MI Water Supply System[1]	6.000		07/01/2015	07/01/2015		110,297
465,000	Fairview, MI Area Schools[1]	4.375		05/01/2013	05/01/2013		471,394
75,000	Grand Rapids, MI Building Authority[1]	4.000		10/01/2014	12/31/2012	A	75,173
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000		08/01/2020	08/01/2015	A	2,174,560
100,000	MI Hospital Finance Authority (OH/OUH/OHP Obligated Group)[1]	5.500		11/01/2018	11/01/2013	A	104,702
100,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)[1]	6.000		04/01/2022	04/01/2013	A	101,904
10,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[1]	5.500		01/15/2018	12/31/2012	A	10,028
1,465,000	MI Hsg. Devel. Authority, Series A1	4.750		10/01/2019	04/23/2017	A	1,619,851
525,000	MI Strategic Fund Limited Obligation (NSF International)[1]	5.125		08/01/2019	08/01/2013	A	534,151
35,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600		06/01/2013	12/31/2012	A	35,165
25,000	Reed City, MI Public Schools[1]	4.750		05/01/2014	05/01/2013	A	25,431
105,000	Taylor, MI GO1	5.000		09/01/2014	09/01/2014		110,952
165,000	Wayne County, MI Building Authority	5.250		06/01/2016	12/31/2012	A	165,686
20,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2013	05/01/2013	A	20,410
105,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2015	05/01/2013	A	107,148
							15,228,270

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	29

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota—0.8%
$ 20,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)[1]	6.250%	06/01/2016	12/31/2012	A	$20,087
1,200,000	St. Paul, MN Port Authority (Office Building At Robert Street)[1]	5.250	12/01/2020	12/01/2013	A	1,260,912
180,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.650	12/01/2016	12/01/2016		180,272
100,000	Woodbury, MN Charter School (MSA Building Company)[1]	2.900	12/01/2017	12/01/2017		100,232
205,000	Woodbury, MN Charter School (MSA Building Company)[1]	3.650	12/01/2020	12/01/2020		205,990
						1,767,493
Mississippi—0.2%
10,000	Gulfport, MS Hospital Facility (Memorial Hospitalat Gulfport)	6.125	07/01/2015	01/01/2013	A	10,034
285,000	MS Devel. Bank (Gulfport Water & Sewer System)[1]	5.250	07/01/2019	07/01/2015	A	318,969
						329,003
Missouri—1.0%
40,000	MO Environmental Improvement & Energy Resources Authority[1]	5.000	01/01/2020	01/01/2013	A	40,154
200,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	01/01/2013	A	200,888
110,000	MO Environmental Improvement & Energy Resources Authority[1]	7.200	07/01/2016	01/01/2013	A	115,300
20,000	MO H&EFA (FHS/FNH Obligated Group)	5.375	02/15/2014	12/27/2012	A	20,075
40,000	MO Monarch-Chesterfield Levee District[1]	5.450	03/01/2014	12/31/2012	A	40,160
580,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	12/31/2012	A	582,274
1,200,000	MO School Boards Association (Washington School District)[1]	4.300	03/01/2023	03/01/2013	A	1,209,684
15,000	O’Fallon, MO Parks System	5.750	07/01/2013	01/01/2013	A	15,066
						2,223,601
Multi States—0.6%
1,163,317	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		1,219,319
Nevada—2.6%
250,000	Clark County, NV School District[1]	5.000	06/15/2016	12/15/2015	A	283,260
225,000	North Las Vegas, NV GO	4.400	05/01/2013	12/31/2012	A	225,691
1,045,000	North Las Vegas, NV GO1	5.000	05/01/2021	05/01/2016	A	1,124,828
1,105,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2021	10/01/2016	A	1,198,041

30	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Nevada Continued
$1,000,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000%		10/01/2022	10/01/2016	A	$1,077,260
1,500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000		10/01/2023	10/01/2016	A	1,610,865
200,000	Reno, NV Capital Improvement	5.500		06/01/2016	12/31/2012	A	200,624
50,000	University of Nevada (Community College System)[1]	5.000		07/01/2016	01/01/2013	A	50,194
							5,770,763
New Jersey—4.5%
50,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)[1]	4.125		07/01/2016	01/01/2013	A	50,115
150,000	Lacey, NJ Municipal Utilities Authority	5.000		12/01/2015	12/01/2013	A	154,923
20,000	Lindenwold, NJ GO	4.050		12/01/2016	12/31/2012	A	20,049
1,000,000	Newark, NJ GO	2.400		02/20/2013	02/20/2013		1,000,580
35,000	Newark, NJ GO	4.000		07/15/2013	12/31/2012	A	35,094
45,000	Newark, NJ GO	4.000		07/15/2014	12/31/2012	A	45,113
40,000	Newark, NJ GO	4.000		07/15/2015	12/31/2012	A	40,096
25,000	Newark, NJ GO1	5.000		07/15/2018	12/31/2012	A	25,081
25,000	NJ EDA (Municipal Loan Pool)[1]	4.625		11/15/2020	12/31/2012	A	25,080
250,000	NJ EDA (School Facilities Construction)[1]	2.050	[2]	02/01/2018	02/01/2018		258,875
50,000	NJ Educational Facilities Authority (Kean University)	4.900		07/01/2014	01/01/2013	A	50,168
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)[1]	6.000		12/01/2017	06/28/2017	B	98,614
100,000	NJ Health Care Facilities Financing Authority (Jersey City Medical Center)	4.500		02/01/2015	12/31/2012	A	100,245
250,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.000		06/01/2014	06/01/2014		265,135
265,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	5.250		04/01/2016	04/01/2016		288,309
5,000,000	NJ Turnpike Authority[1]	0.910	[2]	01/01/2024	01/01/2024		5,009,400
2,485,000	South Jersey, NJ Port Corp.[1]	4.850		01/01/2019	01/01/2013	A	2,494,766
							9,961,643
New Mexico—0.0%
20,000	NM Finance Authority (Revolving Fund)	4.500		06/01/2013	12/31/2012	A	20,072
New York—3.7%
400,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	4.250		11/01/2017	11/01/2013	A	409,364
5,160,000	L.I., NY Power Authority, Series I1	0.330	[2]	12/01/2029	12/07/2012	A	5,160,000
5,000	NYC GO1	3.987	[2]	08/01/2013	02/01/2013	A	5,025
70,000	NYC GO1	4.787	[2]	08/01/2017	08/01/2017		73,995

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	31

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York Continued
$ 15,000	NYC GO	5.000%		08/01/2015	12/31/2012	A	$15,060
25,000	NYC GO1	5.400		04/01/2013	04/01/2013		25,454
200,000	NYC IDA (New York Institute of Technology)[1]	5.250		03/01/2018	03/01/2013	A	201,566
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)[1]	4.000		11/15/2017	12/31/2012	A	20,057
50,000	NYS DA (Brookdale Hospital Medical Center)	5.200		02/15/2016	12/31/2012	A	50,203
10,000	NYS DA (Mental Health Services Facilities)	5.125		02/15/2013	12/31/2012	A	10,039
20,000	NYS DA (Special Act School Districts)[1]	6.000		07/01/2019	01/01/2013	A	20,083
100,000	NYS DA (Wyckoff Heights Medical Center)	5.200		02/15/2014	12/31/2012	A	100,373
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	12/31/2012	A	50,152
50,000	NYS ERDA (LILCO)	5.150		03/01/2016	12/31/2012	A	50,152
55,000	NYS GO1	4.687	[2]	08/01/2015	08/01/2015		56,839
15,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	12/31/2012	A	15,062
10,000	Oneida County, NY IDA (Presbyterian Home for Central, NY)[1]	5.000		03/01/2014	03/01/2013	A	10,109
150,000	Port Authority NY/NJ, 116th Series	4.500		10/01/2018	12/31/2012	A	150,530
150,000	Port Authority NY/NJ, 116th Series	5.250		10/01/2014	12/31/2012	A	150,635
500,000	Rockland County, NY GO	3.750		06/28/2013	06/28/2013		502,825
50,000	Suffolk County, NY GO	4.250		06/15/2013	12/31/2012	A	50,167
55,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500		07/15/2016	12/31/2012	A	55,222
405,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500		06/01/2021	06/01/2015	A	406,806
375,000	Wyandanch, NY Union Free High School District	3.250		06/28/2013	06/28/2013		376,069
40,000	Yonkers, NY GO	4.400		07/01/2014	01/01/2013	A	40,102
							8,005,889
North Carolina—0.2%
20,000	Iredell County, NC GO	4.750		02/01/2014	02/01/2013	A	20,274
40,000	Iredell County, NC GO	4.750		02/01/2017	12/31/2012	A	40,950
250,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2022	05/15/2017	A	276,705
							337,929
North Dakota—0.0%
55,000	Mercer, ND Pollution Control (Otter Tail Corp.)[1]	4.850		09/01/2022	12/31/2012	A	55,095

32	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Ohio—0.7%
$ 750,000	Akron, OH Sewer System	5.000%		12/01/2015	12/01/2015		$807,930
150,000	Akron, OH Sewer System	5.000		12/01/2017	12/01/2017		165,956
10,000	Hudson City, OH GO	4.600		12/01/2014	12/31/2012	A	10,035
155,000	OH State University	1.500	[2]	12/01/2026	12/07/2012	A	155,000
395,000	Solon, OH School District[1]	5.500		12/01/2016	01/27/2015	B	414,541
25,000	Sylvania, OH City School District	5.250		12/01/2013	12/31/2012	A	25,107
							1,578,569
Oklahoma—0.2%
220,000	McAlester, OK Public Works Authority[1]	5.750		02/01/2020	02/01/2013	A	228,032
20,000	OK Agricultural & Mechanical Colleges (Oklahoma University Recreational Facilities)[1]	4.800		07/01/2019	01/01/2013	A	20,067
20,000	OK Agricultural & Mechanical Colleges (Oklahoma University Recreational Facilities)	4.875		07/01/2020	01/01/2013	A	20,068
100,000	OK State Capitol Improvement Authority[1]	4.650		09/01/2022	12/31/2012	A	100,246
70,000	Oklahoma County, OK Independent School District No. 90[1]	5.000		02/01/2014	12/31/2012	A	70,282
							438,695
Oregon—0.2%
15,000	Eugene, OR	4.700		06/01/2014	12/31/2012	A	15,057
250,000	OR Facilities Authority (Student Housing-Ashland)[1]	2.000		07/01/2015	07/01/2015		252,523
10,000	OR GO (Alternate Energy)[1]	4.750		01/01/2016	01/01/2013	A	10,037
90,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series Q	4.800		07/01/2016	01/01/2013	A	90,247
30,000	Portland, OR Gas Tax	4.800		06/01/2014	12/31/2012	A	30,110
100,000	Portland, OR Water System[1]	4.500		10/01/2015	12/31/2012	A	100,358
							498,332
Pennsylvania—4.7%
250,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500		11/01/2016	11/01/2016		255,013
35,000	Allegheny County, PA Residential Finance Authority[1]	4.850		05/01/2015	12/31/2012	A	35,105
85,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)	4.250		01/15/2017	08/27/2014	B	88,702
5,000,000	Butler County, PA General Authority (South Butler County School)	0.230	[2]	10/01/2017	12/06/2012	A	5,000,000
15,000	Carbondale, PA Hsg. Corp.[1]	8.125		05/01/2019	12/31/2012	A	15,563

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	33

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania Continued
$ 200,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)[1]	5.250%	06/01/2017	06/13/2016	B	$225,666
45,000	Delaware River Port Authority PA/NJ1	4.750	01/01/2017	12/20/2012	A	45,106
75,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2013	12/20/2012	A	75,293
100,000	Delaware River Port Authority PA/NJ	5.000	01/01/2015	12/20/2012	A	100,283
345,000	Hazleton, PA GO1	4.000	12/01/2017	12/31/2012	A	345,825
355,000	Hazleton, PA GO1	4.050	12/01/2018	12/31/2012	A	355,841
365,000	Hazleton, PA GO1	4.100	12/01/2019	12/31/2012	A	365,854
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)[1]	3.750	04/01/2017	04/01/2017		203,156
100,000	Luzerne County, PA GO1	4.000	08/15/2015	12/31/2012	A	100,184
75,000	Northampton, PA Area School District[1]	5.000	08/15/2013	02/15/2013	A	75,722
25,000	PA COP (Dept. of General Services)[1]	5.000	05/01/2014	12/31/2012	A	25,083
100,000	PA EDFA (Waste Management/Waste Management of Pennsylvania Obligated Group)[1]	2.750	09/01/2013	09/01/2013		101,764
1,435,000	PA HEFA (St. Josephs University)[1]	5.375	12/15/2016	06/15/2013	A	1,472,654
275,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	4.000	04/01/2017	04/01/2017		279,037
20,000	Philadelphia, PA Parking Authority, Series A1	5.050	02/15/2014	12/31/2012	A	20,066
460,000	Philadelphia, PA School District[1]	5.000	08/01/2018	08/01/2015	A	499,026
10,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.000	10/01/2013	12/31/2012	A	10,027
10,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.150	04/01/2017	12/31/2012	A	10,022
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	578,345
						10,283,337
Rhode Island—1.2%
100,000	Providence, RI Public Building Authority, Series A1	5.000	12/15/2017	12/31/2012	A	100,181
100,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	12/31/2012	A	100,219
165,000	Providence, RI Public Building Authority, Series B	5.375	12/15/2016	12/31/2012	A	165,389
10,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2015	12/31/2012	A	10,026
15,000	RI Clean Water Protection Finance Agency[1]	5.000	10/01/2015	12/31/2012	A	15,058
100,000	RI Clean Water Protection Finance Agency[1]	5.500	10/01/2018	12/31/2012	A	100,426

34	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island Continued
$ 105,000	RI Convention Center Authority	5.000%	05/15/2020	05/15/2013	A	$106,752
1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	1,523,256
150,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	12/31/2012	A	150,483
350,000	West Warwick, RI GO	4.750	03/01/2014	12/31/2012	A	351,180
						2,622,970
South Carolina—1.1%
285,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2013	12/31/2012	A	286,137
305,000	Greenwood, SC Metropolitan District	5.000	04/01/2014	12/31/2012	A	306,205
320,000	Greenwood, SC Metropolitan District	5.000	04/01/2015	12/31/2012	A	321,264
340,000	Greenwood, SC Metropolitan District	5.000	04/01/2016	12/31/2012	A	341,343
360,000	Greenwood, SC Metropolitan District	5.000	04/01/2017	12/31/2012	A	361,127
380,000	Greenwood, SC Metropolitan District	5.000	04/01/2018	12/31/2012	A	381,322
400,000	Greenwood, SC Metropolitan District[1]	5.000	04/01/2019	12/31/2012	A	401,364
30,000	Richland-Lexington, SC Airport[1]	4.875	01/01/2017	01/01/2013	A	30,111
60,000	Richland-Lexington, SC Airport[1]	4.900	01/01/2018	01/01/2013	A	60,222
						2,489,095
Tennessee—1.5%
125,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2016	12/15/2016		141,316
675,000	Clarksville, TN Natural Gas Acquisition Corp.[1]	5.000	12/15/2017	12/15/2017		776,797
200,000	Lafollette, TN Electric System[1]	4.900	03/01/2019	12/31/2012	A	200,546
60,000	TN Energy Acquisition Gas Corp.[1]	5.000	09/01/2015	09/01/2015		65,321
175,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2017	02/01/2017		195,129
1,330,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2017	09/01/2017		1,521,334
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2018	09/01/2018		232,708
200,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2019	09/01/2019		235,214
						3,368,365
Texas—3.6%
170,000	Acton, TX Municipal Utility District[1]	4.000	05/01/2015	05/01/2013	A	172,474
215,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750	02/15/2018	04/14/2016	B	239,140
35,000	Corpus Christi, TX GO1	5.375	03/01/2014	12/31/2012	A	35,150
150,000	Donna, TX GO COP[1]	4.750	02/01/2015	12/31/2012	A	150,285
100,000	Edinburg, TX GO1	5.125	03/01/2021	12/31/2012	A	100,410
150,000	Edinburg, TX Utility System[1]	5.000	09/15/2020	12/31/2012	A	150,599

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	35

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas Continued
$ 45,000	Elgin, TX GO COP	4.500%		07/15/2016	12/31/2012	A	$45,083
95,000	Elgin, TX GO COP[1]	4.500		07/15/2018	12/31/2012	A	95,149
100,000	Fort Bend County, TX Municipal Utility District No. 25	4.150		09/01/2015	12/31/2012	A	100,304
25,000	Gonzales, TX Healthcare System[1]	5.350		08/15/2015	12/31/2012	A	25,107
290,000	Gulf Coast, TX Waste Disposal Authority (Bayport Area System)[1]	5.000		10/01/2019	12/31/2012	A	290,702
15,000	Houston, TX Higher Education Finance Corp. (St. John’s School)	4.875		08/15/2015	12/31/2012	A	15,053
200,000	Midtown, TX Redevel. Authority[1]	4.900		01/01/2017	01/01/2013	A	200,600
205,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250		08/15/2021	05/17/2016	A	223,938
465,000	Northwest Harris County, TX Municipal Utility District No. 22[1]	5.700		04/01/2017	12/31/2012	A	467,069
200,000	Red River, TX Health Facilities Devel. Corp. (Witchita Falls Retirement Foundation)[1]	4.700		01/01/2022	07/12/2018	B	206,626
100,000	TX GO1	5.500		08/01/2015	12/31/2012	A	100,441
195,000	TX Lower Colorado River Authority[1]	5.375		05/15/2020	12/31/2012	A	196,057
5,000	TX Lower Colorado River Authority[1]	5.500		05/15/2019	12/31/2012	A	5,019
20,000	TX Lower Colorado River Authority[1]	6.000		05/15/2013	12/31/2012	A	20,095
3,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625		12/15/2017	10/01/2015	B	3,372,600
340,000	TX Public Finance Authority (Southern University)[1]	5.500		11/01/2017	12/31/2012	A	340,602
75,000	TX Public Finance Authority (Texas Military Facilities Commission)[1]	5.000		04/01/2016	12/31/2012	A	75,295
250,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)[1]	5.350		12/01/2017	01/08/2016	B	268,683
1,000,000	TX Water Devel. Board	5.250		07/15/2015	12/31/2012	A	1,021,660
5,000	Weatherford, TX GO1	4.500		03/01/2018	12/31/2012	A	5,017
							7,923,158
U.S. Possessions—7.1%
10,000	Guam GO1	5.375		11/15/2013	12/31/2012	A	10,023
50,000	Guam GO1	5.400		11/15/2018	12/31/2012	A	50,055
250,000	Guam Power Authority, Series A1	5.000		10/01/2022	10/01/2022		302,325
25,000	Puerto Rico Children’s Trust Fund (TASC)	4.250		05/15/2014	12/31/2012	A	25,067
500,000	Puerto Rico Commonwealth GO	3.303	[2]	07/01/2019	07/01/2019		509,690
7,350,000	Puerto Rico Commonwealth GO1	3.323	[2]	07/01/2020	07/01/2020		7,525,812
380,000	Puerto Rico Commonwealth GO1	4.500		07/01/2023	01/01/2013	A	380,289
420,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	06/01/2013	A	432,285
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2015	07/01/2015		545,445

36	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 190,000	Puerto Rico Commonwealth GO1	5.500%		07/01/2016	07/01/2016		$206,234
220,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		245,452
1,085,000	Puerto Rico Commonwealth GO1	5.650		07/01/2015	07/01/2015		1,151,022
205,000	Puerto Rico Commonwealth GO1	6.500		07/01/2013	07/01/2013		211,203
500,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2019	07/01/2016	A	526,520
20,000	Puerto Rico Electric Power Authority, Series LL1	5.500		07/01/2016	07/01/2016		22,267
240,000	Puerto Rico Electric Power Authority, Series LL1	5.500		07/01/2017	07/01/2017		271,342
390,000	Puerto Rico Electric Power Authority, Series UU1	0.598	[2]	07/01/2017	07/01/2017		353,196
155,000	Puerto Rico Government Devel. Bank[1]	5.000		12/01/2013	12/01/2013		160,386
310,000	Puerto Rico HFC	3.384	[3]	01/01/2014	01/01/2014		302,917
50,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2014	07/01/2014		52,719
50,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A	51,522
10,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	10,292
5,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	5,138
425,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	01/01/2013	A	426,007
355,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	01/06/2014	B	369,917
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)[4]	5.000		10/01/2020	10/01/2020		338,151
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[4]	5.000		10/01/2021	10/01/2021		111,916
110,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2015	12/31/2012	A	110,326
25,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2016	12/31/2012	A	25,101
260,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2018	12/31/2012	A	261,053
225,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2019	12/31/2012	A	225,911
20,000	Puerto Rico Municipal Finance Agency, Series A1	5.500		07/01/2017	01/01/2013	A	20,067
60,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2013	07/01/2013		61,310
250,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	07/01/2016	A	269,275

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	37

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 25,000	V.I. Public Finance Authority, Series A1	6.375%	10/01/2019	12/14/2012	A	$25,093
						15,595,328
Vermont—0.7%
50,000	Burlington, VT COP (Parking Facility)	4.625	12/01/2014	12/31/2012	A	50,167
50,000	Burlington, VT Electric[1]	5.375	07/01/2013	01/01/2013	A	50,182
350,000	Burlington, VT GO1	5.000	11/01/2016	11/01/2016		385,676
370,000	Burlington, VT GO1	5.000	11/01/2017	11/01/2017		412,561
390,000	Burlington, VT GO1	5.000	11/01/2018	11/01/2018		438,645
200,000	Burlington, VT GO1	5.000	11/01/2021	11/01/2021		230,436
						1,567,667
Virginia—0.3%
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		450,112
25,000	Fairfax County, VA Park Authority	4.400	07/15/2015	12/31/2012	A	25,082
80,000	Norfolk, VA Redevel. & Hsg. Authority (Merrimack Landing)	5.500	12/01/2013	12/16/2012	A	80,271
25,000	Norfolk, VA State University[1]	5.250	01/01/2013	01/01/2013		25,106
85,000	Pittsylvania County, VA GO	3.500	07/15/2013	12/31/2012	A	85,230
40,000	VA Northern Transportation District (Virginia Railway Express)[1]	5.375	07/01/2014	01/01/2013	A	40,167
						705,968
Washington—1.6%
140,000	Chelan County, WA Public Hospital District No. 2 (Lake Chelan Community Hospital)[1]	5.250	12/01/2020	12/31/2012	A	140,563
380,000	Edmonds, WA GO1	4.800	12/01/2018	11/29/2012	A	380,000
25,000	Mason County, WA Public Utility District No. 3	4.600	12/01/2013	12/15/2012	A	25,046
305,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)	5.375	12/01/2013	12/31/2012	A	305,641
2,195,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	06/01/2013	A	2,260,780
275,000	Wenatchee, WA GO	4.500	12/01/2016	12/31/2012	A	275,503
						3,387,533
Wisconsin—0.3%
50,000	Beloit, WI Water System[1]	4.375	11/01/2018	11/01/2013	A	51,748
25,000	Franklin, WI Public School District	4.500	04/01/2015	12/31/2012	A	25,081
380,000	New Berlin, WI School District[1]	5.000	03/01/2015	03/01/2013	A	384,503

38	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin Continued
$ 60,000	Phillips, WI Water & Sewer	4.900%	01/15/2013	12/31/2012	A	$60,158
20,000	Weston, WI Community Devel. Authority	4.650	10/01/2016	12/31/2012	A	20,049
						541,539
Total Investments, at Value (Cost $211,370,977)—97.4%						213,923,501
Other Assets Net of Liabilities—2.6						5,789,735
Net Assets—100.0%						$219,713,236

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after November 30, 2012. See Note 1 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ARHLCHC	Ann & Robert H Lurie Children’s Hospital of Chicago
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
ERDA	Energy Research and Devel. Authority
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNH	Freeman Neosho Hospital
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.

IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LH+S	Lutheran Home + Services
LH+SFTA	Lutheran Home + Services for the Aged
LHFTA	Lutheran Home for the Aged
L.I.	Long Island
LILCO	Long Island Lighting Corp.
MSA	Math & Science Academy
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OH	Oakwood Healthcare
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PA/NJ	Pennsylvania/New Jersey
PFA	Public Financing Authority
PH	Presbyterian Hospital
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
RIH	Rhode Island Hospital
TASC	Tobacco Settlement Asset-Backed Bonds

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	39

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

TCMF	The Children’s Memorial Foundation
TMH	The Miriam Hospital
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.

40	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    November 30, 2012 / Unaudited

Assets
Investments, at value (cost $211,370,977)—see accompanying statement of investments	$213,923,501
Cash	501,849
Receivables and other assets:
Shares of beneficial interest sold	9,457,146
Interest	2,390,370
Investments sold	1,833,996
Other	13,799
Total assets	228,120,661
Liabilities
Payables and other liabilities:
Investments purchased (including $447,100 purchased on a when-issued or delayed delivery basis)	6,206,484
Payable on borrowings (See Note 6)	1,500,000
Shares of beneficial interest redeemed	613,810
Distribution and service plan fees	30,563
Dividends	26,507
Transfer and shareholder servicing agent fees	5,080
Trustees’ compensation	738
Interest expense on borrowings	9
Other	24,234
Total liabilities	8,407,425
Net Assets	$219,713,236
Composition of Net Assets
Par value of shares of beneficial interest	$58,228
Additional paid-in capital	216,612,799
Accumulated net investment income	376,336
Accumulated net realized gain on investments	113,349
Net unrealized appreciation on investments	2,552,524
Net Assets	$219,713,236

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	41

STATEMENT OF ASSETS AND LIABILITIES    Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $145,111,887 and 38,455,002 shares of beneficial interest outstanding)	$3.77
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.86
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,710,362 and 5,754,978 shares of beneficial interest outstanding)	$3.77
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $52,890,987 and 14,018,171 shares of beneficial interest outstanding)	$3.77

See accompanying Notes to Financial Statements.

42	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS    For the Six Months Ended November 30, 2012 / Unaudited

Investment Income
Interest	$2,199,872
Expenses
Management fees	363,615
Distribution and service plan fees:
Class A	128,879
Class C	82,624
Transfer and shareholder servicing agent fees:
Class A	19,277
Class C	6,645
Class Y	5,142
Shareholder communications:
Class A	8,670
Class C	2,898
Class Y	1,778
Borrowing fees	10,140
Trustees’ compensation	888
Administration service fees	750
Interest expense	507
Custodian fees and expenses	436
Other	26,619
Total expenses	658,868
Less waivers and reimbursements of expenses	(2,071)
Net expenses	656,797
Net Investment Income	1,543,075
Realized and Unrealized Gain
Net realized gain on investments	104,939
Net change in unrealized appreciation/depreciation on investments	1,306,753
Net Increase in Net Assets Resulting from Operations	$2,954,767

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	43

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Operations
Net investment income	$ 1,543,075	$1,289,515
Net realized gain	104,939	16,793
Net change in unrealized appreciation/depreciation	1,306,753	1,058,428
Net increase in net assets resulting from operations	2,954,767	2,364,736
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(880,848)	(986,785)
Class C	(75,042)	(102,748)
Class Y	(292,276)	(199,099)
	(1,248,166)	(1,288,632)
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	60,104,764	58,086,350
Class C	7,872,252	11,735,753
Class Y	31,679,146	19,558,458
	99,656,162	89,380,561
Net Assets
Total increase	101,362,763	90,456,665
Beginning of period	118,350,473	27,893,808
End of period (including accumulated net investment income of $376,336 and $81,427, respectively)	$219,713,236	$118,350,473

See accompanying Notes to Financial Statements.

44	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2012	Year Ended May 31,
Class A	(Unaudited)	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.73	$3.67	$3.63
Income from investment operations:
Net investment income[2]	.04	.08	.04
Net realized and unrealized gain	.03	.06	.02
Total from investment operations	.07	.14	.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.08)	(.02)
Net asset value, end of period	$3.77	$3.73	$3.67
Total Return, at Net Asset Value[3]	1.95%	3.89%	1.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145,112	$83,843	$24,945
Average net assets (in thousands)	$104,215	$45,683	$15,185
Ratios to average net assets:[4]
Net investment income	2.08%	2.18%	2.42%
Expenses excluding interest and fees from borrowings	0.81%	0.84%	1.38%
Interest and fees from borrowings	0.02%	0.03%	0.02%
Total expenses	0.83%	0.87%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.87%	0.85%
Portfolio turnover rate	15%	20%	5%

1. For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	45

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended November 30, 2012	Year Ended May 31,
Class C	(Unaudited)	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.73	$3.67	$3.63
Income from investment operations:
Net investment income[2]	.02	.05	.03
Net realized and unrealized gain	.04	.06	.02
Total from investment operations	.06	.11	.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.05)	(.01)
Net asset value, end of period	$3.77	$3.73	$3.67
Total Return, at Net Asset Value[3]	1.54%	3.07%	1.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,710	$13,654	$1,794
Average net assets (in thousands)	$16,554	$7,145	$1,401
Ratios to average net assets:[4]
Net investment income	1.30%	1.41%	1.72%
Expenses excluding interest and fees from borrowings	1.62%	1.78%	2.42%
Interest and fees from borrowings	0.02%	0.03%	0.02%
Total expenses	1.64%	1.81%	2.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.62%	1.60%
Portfolio turnover rate	15%	20%	5%

1. For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

46	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

	Six Months Ended November 30, 2012	Year Ended May 31,
Class Y	(Unaudited)	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.73	$3.67	$3.63
Income from investment operations:
Net investment income[2]	.04	.09	.05
Net realized and unrealized gain	.04	.06	.01
Total from investment operations	.08	.15	.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.04)	(.09)	(.02)
Net asset value, end of period	$3.77	$3.73	$3.67
Total Return, at Net Asset Value[3]	2.08%	4.12%	1.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,891	$20,853	$1,155
Average net assets (in thousands)	$30,277	$8,280	$210
Ratios to average net assets:[4]
Net investment income	2.30%	2.35%	2.66%
Expenses excluding interest and fees from borrowings	0.56%	0.67%	2.13%
Interest and fees from borrowings	0.02%	0.03%	0.02%
Total expenses	0.58%	0.70%	2.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.58%	0.63%	0.60%
Portfolio turnover rate	15%	20%	5%

1. For the period from December 6, 2010 (commencement of operations) to May 31, 2011.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	47

NOTES TO FINANCIAL STATEMENTS    Unaudited

1. Significant Accounting Policies

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified open-end management investment company. The investment objective of the Fund is to seek current interest income exempt from federal individual income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies consistently followed by the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$447,100

48	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$211,370,977

Gross unrealized appreciation	$2,620,891
Gross unrealized depreciation	(68,367)

Net unrealized appreciation	$2,552,524

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	49

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

50	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	51

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing

52	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$12,280,177	$—	$12,280,177
Arizona	—	4,651,590	—	4,651,590
Arkansas	—	10,034	—	10,034
California	—	50,386,684	—	50,386,684
Colorado	—	482,993	—	482,993
Connecticut	—	1,601,543	—	1,601,543
District of Columbia	—	687,791	—	687,791
Florida	—	14,848,148	—	14,848,148
Georgia	—	4,180,850	—	4,180,850
Hawaii	—	15,037	—	15,037
Idaho	—	25,072	—	25,072
Illinois	—	16,198,021	—	16,198,021
Indiana	—	1,662,936	—	1,662,936
Iowa	—	20,216	—	20,216
Kentucky	—	1,876,951	—	1,876,951
Louisiana	—	661,968	—	661,968
Maine	—	20,080	—	20,080
Maryland	—	1,342,733	—	1,342,733
Massachusetts	—	7,051,044	—	7,051,044
Michigan	—	15,228,270	—	15,228,270

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	53

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Minnesota	$—	$1,767,493	$—	$1,767,493
Mississippi	—	329,003	—	329,003
Missouri	—	2,223,601	—	2,223,601
Multi States	—	1,219,319	—	1,219,319
Nevada	—	5,770,763	—	5,770,763
New Jersey	—	9,961,643	—	9,961,643
New Mexico	—	20,072	—	20,072
New York	—	8,005,889	—	8,005,889
North Carolina	—	337,929	—	337,929
North Dakota	—	55,095	—	55,095
Ohio	—	1,578,569	—	1,578,569
Oklahoma	—	438,695	—	438,695
Oregon	—	498,332	—	498,332
Pennsylvania	—	10,283,337	—	10,283,337
Rhode Island	—	2,622,970	—	2,622,970
South Carolina	—	2,489,095	—	2,489,095
Tennessee	—	3,368,365	—	3,368,365
Texas	—	7,923,158	—	7,923,158
U.S. Possessions	—	15,595,328	—	15,595,328
Vermont	—	1,567,667	—	1,567,667
Virginia	—	705,968	—	705,968
Washington	—	3,387,533	—	3,387,533
Wisconsin	—	541,539	—	541,539

Total Assets	$—	$213,923,501	$—	$213,923,501

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2012		Year Ended May 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	20,104,523	$75,488,518	29,859,861	$110,667,288
Dividends and/or distributions reinvested	221,504	831,060	183,623	682,185
Redeemed	(4,324,690)	(16,214,814)	(14,390,317)	(53,263,123)

Net increase	16,001,337	$60,104,764	15,653,167	$58,086,350

54	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

	Six Months Ended November 30, 2012		Year Ended May 31, 2012
	Shares	Amount	Shares	Amount
Class C
Sold	2,656,321	$9,965,506	4,120,844	$15,272,213
Dividends and/or distributions reinvested	18,932	71,016	24,661	91,545
Redeemed	(577,868)	(2,164,270)	(976,999)	(3,628,005)

Net increase	2,097,385	$7,872,252	3,168,506	$11,735,753

Class Y
Sold	9,644,116	$36,220,026	5,884,594	$21,842,044
Dividends and/or distributions reinvested	75,861	284,745	48,617	180,562
Redeemed	(1,286,548)	(4,825,625)	(663,361)	(2,464,148)

Net increase	8,433,429	$31,679,146	5,269,850	$19,558,458

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended November 30, 2012, were as follows:

	Purchases	Sales
Investment securities	$47,935,556	$8,886,246

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2012, the Fund paid $29,316 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	55

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C Shares. The Fund has adopted Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If Class C plan is terminated by the Fund or by the shareholders, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2012 were as follows:

Class C	$106,261

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
November 30, 2012	$16,642	$7,059	$8,772

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so the that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses excluding

56	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

interest and fees from borrowings” will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual nets assets for Class Y shares. During the six months ended November 30, 2012, the Manager reimbursed $2,071 for Class C shares.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes C and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.

The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2232% as of November 30, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended November 30, 2012 equal 0.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	57

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Borrowings Continued

As of November 30, 2012, the Fund had borrowings outstanding at an interest rate of 0.2232%. Details of the borrowings for the six months ended November 30, 2012 are as follows:

Average Daily Loan Balance	$274,863
Average Daily Interest Rate	0.334%
Fees Paid	$5,121
Interest Paid	$602

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended November 30, 2012 are included in expenses on the Fund’s Statement of Operations and equal less than 0.005% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and

58	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the six months ended November 30, 2012.

8. Subsequent Event

The Board of Trustees of the Fund recently approved a series of modifications to the Fund’s investment advisory and transfer agency arrangements in connection with internal corporate restructuring efforts at OppenheimerFunds, Inc. (“OFI”). As a result of these modifications, on January 1, 2013 (the “Effective Date”), OFI Global Asset Management, Inc. (“OFI Global”), a wholly-owned subsidiary of OFI, became the investment adviser and transfer agent to the Fund under the terms of the Fund’s advisory agreement and transfer agency agreement, respectively. OFI Global, in turn, entered into a new sub-advisory agreement for the Fund, on the Effective Date, whereby OFI Global will have oversight and supervisory responsibilities and OFI will choose the Fund’s investments and provide related advisory services to the Fund. In addition, on the Effective Date, OFI Global entered into a sub-transfer agency agreement with Shareholder Services, Inc. doing business as OppenheimerFunds Services, a wholly-owned subsidiary of OFI, under which it will be responsible for providing transfer agency services to the Fund.

The realignment of advisory service responsibility between OFI Global and OFI did not result in any change in the persons managing the assets of the Fund, the level or nature of the advisory services provided to the Fund, or the fees charged to the Fund.

9. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc., the Fund’s Adviser through December 31, 2012 and Sub-Adviser effective January 1, 2013, OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	59

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

9. Pending Litigation Continued

these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

60	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited

Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	61

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front end-load and no-load short municipal debt funds. The Board noted that the Fund’s one-year and since-inception performance was better than its peer group median.

Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short municipal debt funds and intermediate municipal debt funds with comparable asset levels and distribution features. After discussions with the Board, the Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally

62	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 0.85% for Class A shares, 1.60% for Class C shares, and 0.60% for Class Y shares as calculated on the daily net assets of the Fund. This waiver and/or reimbursement may not be amended or withdrawn until one year from the date of the Fund’s prospectus. The Board noted that the Fund’s actual management fees were higher than its expense group median and average. The Fund’s contractual management fees were equal to its expense group median and lower than its expense group average. The Fund’s total expenses were lower than its expense group median and average.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement. In addition, the Board, including a majority of the Independent Trustees, approved the restructuring of the Fund’s investment advisory arrangement so that, effective January 1, 2013, (i) OFI Global Asset Management, Inc. (“OFI Global”), a wholly

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	63

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

owned subsidiary of the Manager, will serve as the investment adviser to the Fund in place of the Manager under a Restated Advisory Agreement (“Restated Advisory Agreement”), and (ii) OFI Global will enter into a Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Manager to provide investment sub-advisory services to the Fund. OFI Global will pay the Manager a percentage of the net investment advisory fee (after all applicable waivers have been deducted) that it receives from the Fund. The Agreement will continue until the earlier of September 30, 2013 or the effective date of the Restated Advisory Agreement between the Fund and OFI Global. The Restated Advisory Agreement and Sub-Advisory Agreement will continue until September 30, 2013.

In arriving at its decisions, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, Restated Advisory Agreement and Sub-Advisory Agreement, including the management fees, in light of all of the surrounding circumstances.

64	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	65

OPPENHEIMER ROCHESTER® SHORT TERM MUNICIPAL FUND

Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Joanne Pace, Trustee/Advisory Board Member

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Daniel G. Loughran, Vice President

Scott S. Cottier, Vice President

Troy E. Willis, Vice President

Mark R. DeMitry, Vice President

Michael L. Camarella, Vice President

Charles S. Pulire, Vice President

Richard Stein, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OppenheimerFunds, Inc. All rights reserved.

66	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND	67

PRIVACY POLICY NOTICE

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its financial institution subsidiaries, the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2012. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

68	OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 1.800.CALL OPP (1.800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon-Fri 8am-8pm ET.

RS0621.001.1112 January 18, 2013

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.

The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	1/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	1/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	1/9/2013